Document and Entity Information	Oct. 06, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	EMERSON ELECTRIC CO
Amendment Flag	false
Entity Central Index Key	0000032604
Document Type	8-K
Document Period End Date	Oct. 06, 2020
Entity Incorporation State Country Code	MO
Entity File Number	1-278
Entity Tax Identification Number	43-0259330
Entity Address, Address Line One	8000 West Florissant Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63136
City Area Code	(314)
Local Phone Number	553-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	NYSE
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	CHX
M 0.375 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Notes due 2024
Trading Symbol	EMR 24
Security Exchange Name	NYSE
M 1.250 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2025
Trading Symbol	EMR 25A
Security Exchange Name	NYSE
M 2.000 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2029
Trading Symbol	EMR 29
Security Exchange Name	NYSE